Note 11 - Fair Value Measurement - Details of Fair Value Adjustment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total fair value adjustments, net	$ (5,945)	$ 3,388	$ 8,332	$ 3,541	$ 1,735
Fair Value, Inputs, Level 1 [Member]
Unrealized gain (loss) on investments in equity securities	$ (19,285)	$ 3,641	$ 40,914	$ 3,703	$ (243)
Fair Value, Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification, after Tax	Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification, after Tax	Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax, Parent	Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax, Parent	Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax, Parent
Derivative [Member] | Fair Value, Inputs, Level 3 [Member]
Loss (gain) on derivative contracts	$ (10,335)	$ (253)	$ (43,568)	$ (162)	$ 1,978
(Loss) gain on derivative contracts	(10,335)	(253)	(43,568)	(162)	1,978
Securities Investment [Member] | Fair Value, Inputs, Level 1 [Member]
Loss (gain) on derivative contracts	23,675	0	10,986	0	0
(Loss) gain on derivative contracts	$ 23,675	$ 0	$ 10,986	$ 0	$ 0